FAIR VALUE MEASUREMENTS - Changes in fair value of warrant liabilities (Details)	4 Months Ended
Dec. 31, 2020 USD ($)
Class of Warrant or Right [Line Items]
Change in valuation inputs or other assumptions (1)	$ 12,110,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Initial measurement on November 27, 2020	9,879,000
Change in valuation inputs or other assumptions (1)	4,806,000
Fair value as of December 31, 2020	14,685,000
Public
Class of Warrant or Right [Line Items]
Initial measurement on November 27, 2020	12,650,000
Change in valuation inputs or other assumptions (1)	6,325,000
Fair value as of December 31, 2020	18,975,000
Warrant Liabilities
Class of Warrant or Right [Line Items]
Initial measurement on November 27, 2020	22,529,000
Change in valuation inputs or other assumptions (1)	11,131,000
Fair value as of December 31, 2020	$ 33,660,000